Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Shares	Additional Paid-In Capital	Treasury Shares	Accumulated Other Comprehensive Loss	Retained Earnings	Total
Beginning Balance (in shares) at Dec. 31, 2014	21,579		1,698
Beginning Balance at Dec. 31, 2014	$ 217	$ 2,371,390	$ (8,240)	$ (20,205)	$ 235,710	$ 2,578,872
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)	101		(101)
Shares issued under share-based compensation plan	$ 1	(537)				(536)
Shares repurchased (in shares)	(559)		559
Shares repurchased			$ (21,760)			(21,760)
Share-based compensation		12,534				12,534
Other comprehensive income (loss)				(3,285)		(3,285)
Net income (loss)					126,230	126,230
Ending Balance (in shares) at Dec. 31, 2015	21,121		2,156
Ending Balance at Dec. 31, 2015	$ 218	2,383,387	$ (30,000)	(23,490)	361,940	2,692,055
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)	63		(63)
Shares issued under share-based compensation plan	$ 1	(90)				(89)
Cancellation of treasury shares (in shares)			(726)
Cancellation of treasury shares	$ (7)	(29,993)	$ 30,000
Share-based compensation		7,094				7,094
Other comprehensive income (loss)				4,297		4,297
Net income (loss)					(37,157)	$ (37,157)
Ending Balance (in shares) at Dec. 31, 2016	21,184		1,367			21,184
Ending Balance at Dec. 31, 2016	$ 212	2,360,398		(19,193)	324,783	$ 2,666,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation plan (in shares)	155		(155)
Shares issued under share-based compensation plan	$ 1	(200)				(199)
Modification of unvested awards from equity to liability		553				553
Share-based compensation		6,819				6,819
Other comprehensive income (loss)				4,700		4,700
Net income (loss)					(525,166)	$ (525,166)
Ending Balance (in shares) at Dec. 31, 2017	21,339		1,212			21,339
Ending Balance at Dec. 31, 2017	$ 213	$ 2,366,464		$ (14,493)	$ (200,383)	$ 2,151,801